Borrowings - Additional Information - Loma Negra C.I.A.S.A. (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2019 EUR (€)	May 31, 2017 USD ($) Installment	Dec. 31, 2020 USD ($) Installment Agreement	Dec. 31, 2019 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount				$ 12,537,853	$ 6,440,840
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 9,277,171	6,427,004
Loma Negra C.I.A.S.A. [member] | Banco Macro S.A. [member] | BADLAR interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity period				15 months
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 817,340
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | Fixed interest rate [member] | Amended Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Amount					656,390
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount				2,141,700
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Banco Macro S.A. [member] | BADLAR interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount				1,000,000
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Checking account advances [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount					$ 17,670
Average interest rate					34.00%	34.00%
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China Argentina [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Amount				3,269,772	$ 4,611,580
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Banco Itaú Unibanco S.A [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount					$ 1,141,364
In US Dollars [member] | Industrial And Commercial Bank of China [member] | BADLAR interest rate [member]
Disclosure of detailed information about borrowings [line items]
Number of semi-annual installments | Installment		5
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 817,340
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | Fixed interest rate [member] | Amended Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Number of quarterly installments | Agreement			8
Maturity period			November 2023
Number of installments for loan repayment | Installment			9
Borrowings first periodic repayment amount			$ 5,200,000
Borrowings remaining quaterly installments repayment amount			$ 975,000
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Face amount		$ 65,000,000						$ 50,000,000
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | LIBOR plus 7.375% [member]
Disclosure of detailed information about borrowings [line items]
Face amount						$ 13,127,766
Borrowings interest rate					7.375%	7.375%
Maturity period			January 2022
Borrowings, interest rate basis			Libor rate plus 7.375%
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China Argentina [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Face amount							$ 40,919,350
Maturity period				2 years
Borrowings interest rate				4.25%			4.25%
Borrowings, interest rate basis			Libor rate plus 4.25%.
Euro [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 8,187,386	$ 6,409,334
Euro [member] | Loma Negra C.I.A.S.A. [member] | Banco Itaú Unibanco S.A [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount | €	€ 10,880,903
Maturity period	2 years
Borrowings interest rate	4.00%